Scharf Multi-Asset Opportunity Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 69.9%	Shares	Value
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	1,674	$809,664

Beverages - 0.9%
Heineken N.V.	5,128	420,282

Capital Markets - 5.5%
Brookfield Corp.	35,846	1,644,973
CME Group, Inc.	4,020	1,097,782
		2,742,755

Entertainment - 1.9%
Walt Disney Co.	8,049	915,735

Financial Services - 6.6%
Berkshire Hathaway, Inc. - Class B (a)	3,506	1,762,291
Visa, Inc. - Class A	4,340	1,522,081
		3,284,372

Food Products - 1.9%
Hershey Co.	5,250	955,395

Ground Transportation - 4.4%
U-Haul Holding Co.	16,142	754,477
Union Pacific Corp.	6,246	1,444,825
		2,199,302

Health Care Equipment & Supplies - 1.5%
Smith & Nephew PLC	43,050	718,690

Health Care Providers & Services - 8.5%
Centene Corp. (a)	17,800	732,470
CVS Health Corp.	7,467	592,581
McKesson Corp.	2,720	2,231,189
UnitedHealth Group, Inc.	1,994	658,239
		4,214,479

Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc.	271	1,451,294

Insurance - 7.8%
Aon PLC - Class A	2,143	756,222
Chubb Ltd.	2,885	900,466
Markel Group, Inc. (a)	713	1,532,700
Marsh & McLennan Cos., Inc.	3,755	696,628
		3,886,016

Interactive Media & Services - 2.0%
Meta Platforms, Inc. - Class A	1,525	1,006,637

Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.	5,623	765,121
Thermo Fisher Scientific, Inc.	1,495	866,278
		1,631,399

Machinery - 2.7%
Donaldson Co., Inc.	3,090	273,960
Otis Worldwide Corp.	12,061	1,053,528
		1,327,488

Metals & Mining - 2.9%
Franco-Nevada Corp.	6,995	1,449,924

Oil, Gas & Consumable Fuels - 2.6%
Occidental Petroleum Corp.	31,500	1,295,280

Personal Care Products - 0.0% (b)
Kenvue, Inc.	1	17

Pharmaceuticals - 5.6%
Novartis AG - ADR	10,849	1,495,752
Zoetis, Inc.	10,203	1,283,741
		2,779,493

Software - 7.3%
Adobe, Inc. (a)	2,080	727,979
Microsoft Corp.	3,747	1,812,124
Oracle Corp.	5,452	1,062,650
		3,602,753
TOTAL COMMON STOCKS (Cost $23,347,134)		34,690,975

EXCHANGE TRADED FUNDS - 10.5%
iShares Silver Trust (a)	43,245	2,785,843
SPDR Gold Shares (a)	6,143	2,434,532
TOTAL EXCHANGE TRADED FUNDS (Cost $1,577,578)		5,220,375

PREFERRED STOCKS - 8.9%
Financial Services - 1.6%
Federal National Mortgage Association, Series S, 8.25%, Perpetual (a)(c)	50,400	767,592

Independent Power and Renewable Electricity Producers - 3.2%
Tennessee Valley Authority	–	$–
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029 (a)	33,100	807,640
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028 (a)	32,700	786,435
		1,594,075

Open-End Investment Funds - 0.8%
The GDL Fund Series G Cumulative PFD, 5.20%, 03/26/2027 (d)	40,000	400,000

Technology Hardware, Storage & Peripherals - 3.3%
Samsung Electronics Co. Ltd., 0.00%	26,643	1,649,756
TOTAL PREFERRED STOCKS (Cost $3,171,884)		4,411,423

MUNICIPAL BONDS - 4.9%	Par	Value
California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities, 7.88%, 02/01/2026	$35,000	35,110
California Infrastructure & Economic Development Bank, 3.25%, 07/01/2026 (Obligor: Scripps Research Inst)	130,000	129,714
City of San Jose CA, 2.60%, 09/01/2027	175,000	172,209
Los Angeles Unified School District/CA, 5.72%, 05/01/2027	230,000	235,206
San Francisco City & County Airport Comm-San Francisco International Airport, 2.29%, 05/01/2028	180,000	174,404
San Jose Redevelopment Agency Successor Agency, 3.18%, 08/01/2026	250,000	249,151
State of California
2.65%, 04/01/2026	200,000	199,484
2.38%, 10/01/2026	145,000	143,699
6.00%, 03/01/2030	200,000	216,418
7.50%, 04/01/2034	150,000	175,131
5.13%, 03/01/2038	150,000	152,460
4.60%, 04/01/2038	200,000	203,717
State of California, Build America Bonds, 4.99%, 04/01/2039	15,000	14,593
State of Georgia, School Construction Bonds, 4.35%, 02/01/2029	15,000	15,006
State of Oregon, 5.05%, 08/01/2043	300,000	297,827
TOTAL MUNICIPAL BONDS (Cost $2,394,837)		2,414,129

CORPORATE BONDS - 3.7%
Beverages-Non-alcoholic - 0.3%
Coca-Cola Refreshments USA LLC, 6.75%, 09/15/2028	125,000	134,546

Cosmetics & Toiletries - 0.3%
Conopco, Inc., 7.25%, 12/15/2026	150,000	154,730

Finance-Investment Banking-Brokerages - 1.7%
Goldman Sachs Group, Inc., 4.82% (3 mo. Term SOFR + 1.03%), Perpetual	1,001,000	821,621

Retail-Petroleum Prod - 1.1%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	557,000	557,987

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc., 0.70%, 02/08/2026	145,000	144,549
TOTAL CORPORATE BONDS (Cost $1,740,059)		1,813,433

U.S. TREASURY SECURITIES - 1.6%
United States Treasury Inflation Indexed Bonds, 1.75%, 01/15/2034	550,810	548,725
United States Treasury Note/Bond, 4.63%, 06/30/2026	250,000	251,309
TOTAL U.S. TREASURY SECURITIES (Cost $786,464)		800,034

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.0% (b)	Shares	Value
Office REITs - 0.0% (b)
Orion Properties, Inc.	1	2
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $18)		2

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Treasury Obligations Fund - Class Z, 3.64% (e)	302,183	302,183
TOTAL MONEY MARKET FUNDS (Cost $302,183)		302,183

TOTAL INVESTMENTS - 100.1% (Cost $33,320,157)		49,652,554
Liabilities in Excess of Other Assets - (0.1)%		(25,897)
TOTAL NET ASSETS - 100.0%		$49,626,657

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $400,000 or 0.8% of net assets as of December 31, 2025.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Scharf Multi-Asset Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,690,975	$–	$–	$34,690,975
Exchange Traded Funds	5,220,375	–	–	5,220,375
Preferred Stocks	4,011,423	–	400,000	4,411,423
Municipal Bonds	–	2,414,129	–	2,414,129
Corporate Bonds	–	1,813,433	–	1,813,433
U.S. Treasury Securities	–	800,034	–	800,034
Real Estate Investment Trusts - Common	2	–	–	2
Money Market Funds	302,183	–	–	302,183
Total Investments	$44,224,958	$5,027,596	$400,000	$49,652,554

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of September 30, 2025		$400,000
Ending balance as of December 31, 2025		$400,000
	$
Change in unrealized appreciation/depreciation still held as of December 31, 2025		$0

Description	Fair Value as of December 31, 2025	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Preferred Stocks	$400,000	Market Transaction Method	Prior/Recent Transaction	$10.00